CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 105,000	$ 21,647,100	$ (9,369,600)	$ 12,382,500
Beginning balance, shares at Dec. 31, 2023	10,501,178
Issuance of common stock for cash	$ 2,900	3,933,300		3,936,200
Issuance of common stock for cash, shares	291,735
Net loss			(2,678,900)	(2,678,900)
Ending balance, value at Dec. 31, 2024	$ 107,900	25,580,400	(12,048,500)	13,639,800
Ending balance, shares at Dec. 31, 2024	10,792,913
Net loss			25,500	25,500
Stock-based compensation		2,000		2,000
Ending balance, value at Mar. 31, 2025	$ 107,900	25,582,400	(12,023,000)	13,667,300
Ending balance, shares at Mar. 31, 2025	10,792,913
Beginning balance, value at Dec. 31, 2024	$ 107,900	25,580,400	(12,048,500)	13,639,800
Beginning balance, shares at Dec. 31, 2024	10,792,913
Net loss				(33,100)
Ending balance, value at Jun. 30, 2025	$ 107,900	25,584,500	(12,081,600)	13,610,800
Ending balance, shares at Jun. 30, 2025	10,792,913
Beginning balance, value at Dec. 31, 2024	$ 107,900	25,580,400	(12,048,500)	13,639,800
Beginning balance, shares at Dec. 31, 2024	10,792,913
Issuance of common stock for cash	$ 400	118,500		$ 118,900
Issuance of common stock for cash, shares	42,210
Shares issued for services, shares				61,000
Net loss			(154,900)	$ (154,900)
Ending balance, value at Dec. 31, 2025	$ 108,300	25,698,900	(12,203,400)	13,603,800
Ending balance, shares at Dec. 31, 2025	10,835,123
Beginning balance, value at Mar. 31, 2025	$ 107,900	25,582,400	(12,023,000)	13,667,300
Beginning balance, shares at Mar. 31, 2025	10,792,913
Net loss			(58,600)	(58,600)
Stock-based compensation		2,100		2,100
Ending balance, value at Jun. 30, 2025	$ 107,900	25,584,500	(12,081,600)	13,610,800
Ending balance, shares at Jun. 30, 2025	10,792,913
Beginning balance, value at Dec. 31, 2025	$ 108,300	25,698,900	(12,203,400)	13,603,800
Beginning balance, shares at Dec. 31, 2025	10,835,123
Issuance of common stock for cash	$ 2,700	397,300		400,000
Issuance of common stock for cash, shares	266,666
Net loss			(62,300)	(62,300)
Stock-based compensation		7,500		7,500
Ending balance, value at Mar. 31, 2026	$ 111,000	26,103,700	(12,265,700)	13,949,000
Ending balance, shares at Mar. 31, 2026	11,101,789
Beginning balance, value at Dec. 31, 2025	$ 108,300	25,698,900	(12,203,400)	13,603,800
Beginning balance, shares at Dec. 31, 2025	10,835,123
Net loss				(534,227)
Ending balance, value at Jun. 30, 2026	$ 117,434	27,065,966	(12,737,627)	14,445,773
Ending balance, shares at Jun. 30, 2026	11,743,364
Beginning balance, value at Mar. 31, 2026	$ 111,000	26,103,700	(12,265,700)	13,949,000
Beginning balance, shares at Mar. 31, 2026	11,101,789
Issuance of common stock for cash	$ 1,333	198,667		200,000
Issuance of common stock for cash, shares	133,334
Shares issued for acquisition of a company	$ 5,000	745,000		750,000
Shares issued for acquisition of a company, shares	500,000
Shares issued for services	$ 80	11,170		11,250
Shares issued for services, shares	8,036
Net loss			(471,927)	(471,927)
Stock-based compensation		7,450		7,450
Common stock adjustment	$ 21	(21)
Common stock adjustment, shares	205
Ending balance, value at Jun. 30, 2026	$ 117,434	$ 27,065,966	$ (12,737,627)	$ 14,445,773
Ending balance, shares at Jun. 30, 2026	11,743,364